Inventory, net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory, net
4.	Inventory, net (in thousands)

	September 30,	December 31,
	2022	2021
	(unaudited)
Raw materials	$645	$281
Finished goods	116	148

Inventory at cost	761	429
Less reserve for obsolescence	—	—

Inventory, net	$761	$429

5.	Inventory, net

	December 31, 2021	December 31, 2020
Raw materials	$281	$171
Work in process	—	13
Finished goods	148	65

Inventory at cost	429	249
Less reserve for obsolescence	—	(8)

Inventory, net	$429	$241